Subsequent Events (Details) - USD ($)		1 Months Ended			6 Months Ended
	Jul. 13, 2022	Mar. 28, 2022	Nov. 22, 2021	Oct. 20, 2021	Jun. 30, 2022	Mar. 18, 2022	Feb. 22, 2022	Dec. 31, 2021	Jun. 26, 2020
Subsequent Events (Details) [Line Items]
Letter agreement, description			Craig Marshak, a member of the Board of Directors of Nukkleus, is a managing director of ClearThink, a transaction advisory firm. ClearThink has been engaged by Nukkleus to serve as the exclusive transactional financial advisor, and finder with respect to the Business Combination, to advise Nukkleus with respect to the Business Combination. As of the date of this annual report re-issuance Nukkleus has paid ClearThink $140,000 and upon closing of the Business Combination Nukkleus is obligated to pay ClearThink 1.2% of the total transaction value plus reimbursable expenses less the $140,000 paid to ClearThink as of the date of this annual report re-issuance.
Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Deposit		$ 736,000			$ 353,000
Price per share (in Dollars per share)					$ 0.12				$ 10
Deposit returned		$ 101,406				$ 101,406
Aggregate shares (in Shares)		633,792			1,025,281
Brilliant [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Deposit					$ 634,594
Price per share (in Dollars per share)					$ 0.16
Subsequent Event [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Deposit		$ 736,000
Deposit returned		$ 101,406
Aggregate shares (in Shares)		633,792
Aggregate principal amount	$ 353,000
Subsequent event, description	In connection with a special meeting to approve the extension of the business combination period, the Company’s shareholders elected to redeem an aggregate amount of 1,025,281 shares, and the Company redeemed such shares for an aggregate amount of $10,742,906, or approximately $10.48 per share.
Subsequent Event [Member] | Nukkleus [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Percentage of ordinary shares							66.00%
Subsequent Event [Member] | Brilliant [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Percentage of ordinary shares							34.00%
Deposit		$ 634,594				$ 634,594
Price per share (in Dollars per share)		$ 0.16				$ 0.16
Sponsor [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share)					$ 0.46			$ 0.3
Sponsor [Member] | Subsequent Event [Member] | Brilliant Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Deposit						$ 736,000
Deposit returned		$ 101,406
Jacobi agreement [Member]
Subsequent Events (Details) [Line Items]
Acquire to issued and outstanding percentage				5.00%
Consideration of shares (in Shares)				20,000,000
Jacobi agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Acquire to issued and outstanding percentage				5.00%
Consideration of shares (in Shares)				20,000,000